Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting Information, Additional Information [Abstract]
Net Sales	Our country of domicile is the Netherlands, which reported net sales of $31.5 million, $28.3 million and $17.8 million for the years ended 2022, 2021 and 2020, respectively, and these amounts are included in the line item Europe, Middle East and Africa as shown in the table below.

Net sales (in thousands)	2022	2021	2020
Americas:
United States	$909,616	$909,690	$728,577
Other Americas	88,139	97,686	96,880
Total Americas	997,755	1,007,376	825,457
Europe, Middle East and Africa	733,469	814,417	682,289
Asia Pacific, Japan and Rest of World	410,294	429,864	362,600
Total	$2,141,518	$2,251,657	$1,870,346

Long-Lived Assets

Long-lived assets (in thousands)	2022	2021
Americas:
United States	$161,645	$158,949
Other Americas	2,997	2,805
Total Americas	164,642	161,754
Europe, Middle East and Africa:
Germany	400,009	373,609
Other Europe, Middle East and Africa	75,045	78,608
Total Europe, Middle East and Africa	475,054	452,217
Asia Pacific and Japan	22,474	24,212
Total	$662,170	$638,183